S000055534 [Member] Expense Example - DoubleLine Shiller Enhanced International CAPE	Mar. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,491
I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	693
Expense Example, with Redemption, 10 Years	1,601
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	$ 1,781